Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property and equipment
Changes in property and equipment

13.        Property and equipment

	IT equipment	Furniture, equipment and facilities	Library books	Leasehold improvements	Construction in progress (i)	TOTAL
At December 31, 2018
Net book value	6,363	17,149	7,856	22,451	9,609	63,428
Cost	15,357	35,772	20,959	31,860	9,609	113,557
Accumulated depreciation	(8,994)	(18,623)	(13,103)	(9,409)	-	(50,129)

Purchases	5,261	9,520	36	4,636	9,017	28,470
Transfers	-	-	-	17,132	(17,132)	-
Disposals	-	(2)	-	-	-	(2)
Transfer to held for sale	(84)	(3,249)	(1,192)	(7,111)	(68)	(11,704)
Depreciation	(2,565)	(3,245)	(1,630)	(2,719)	-	(10,159)
At December 31, 2019
Net book value	8,975	20,173	5,070	34,389	1,426	70,033
Cost	19,174	37,521	17,789	44,107	1,426	120,017
Accumulated depreciation	(10,199)	(17,348)	(12,719)	(9,718)	-	(49,984)

Purchases	3,905	7,271	—	8,862	5,506	25,544
Transfers	—	—	—	6,972	(6,972)	-
Disposals	(30)	(15)	—	—	—	(45)
Transfer to held for sale	84	3,249	1,192	7,111	68	11,704
Depreciation (ii)	(3,050)	(3,105)	(1,730)	(2,682)	—	(10,567)
At December 31, 2020
Net book value	9,884	27,573	4,532	54,652	28	96,669
Cost	24,484	52,541	20,994	69,462	28	167,509
Accumulated depreciation	(14,600)	(24,968)	(16,462)	(14,810)	-	(70,840)

Purchases	9,166	8,645	-	2,688	5,496	25,995
Transfers	-	-	-	4,344	(4,344)	-
Disposals	-	(9)	-	-	-	(9)
Depreciation	(3,604)	(3,691)	(1,556)	(6,965)	-	(15,816)
At December 31, 2021
Net book value	15,446	32,518	2,976	54,719	1,180	106,839
Cost	33,650	61,177	20,994	76,494	1,180	193,495
Accumulated depreciation	(18,204)	(28,659)	(18,018)	(21,775)	-	(86,656)
(i)	These refer to construction in progress for improvements to the facilities used by the Company, related to the accessibility and modernization of facilities.
(ii)	In September 2020 was recognized the depreciation expenses from the first eight months of the year in the amount of R$815 due to the reclassification from assets held for sale regarding depreciation that would have been recognized had the assets not been classified as held for sale.

There has been no evidence that the carrying amounts of Property and equipment exceed their recoverable amounts.